UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:_12/31/10________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  __Bartley J. Rainey______________________
Title: __Sr. Vice President & CFO_______________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  1/18/11
   [Signature]               [City, State]          [Date]





Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of   this
reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in     this
report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 177

Form 13F Information Table Value Total: $  612,347
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. 		Form 13F File Number 		Name

       1			028-05789  	Daniel F. Flowers
       2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              00206R102     1762    59983 SH       SOLE                    59983
                                                              1553    52860 SH       OTHER   1,2,3                    52860
Abbott Laboratories            COM              002824100     1348    28126 SH       SOLE                    28126
                                                              1284    26790 SH       OTHER   1,2,3                    26790
Abercrombie & Fitch ClA        COM              002896207      424     7355 SH       SOLE                     7355
                                                               477     8280 SH       OTHER   1,2,3                     8280
Allstate Corp                  COM              020002101     1167    36592 SH       SOLE                    36592
                                                              1392    43662 SH       OTHER   1,2,3                    43662
Amgen Inc                      COM              031162100     1015    18489 SH       SOLE                    18489
                                                              1083    19734 SH       OTHER   1,2,3                    19734
Apache Corp Com                COM              037411105      603     5055 SH       SOLE                     5055
                                                               522     4382 SH       OTHER   1,2,3                     4382
Applied Materials Inc          COM              038222105      639    45465 SH       SOLE                    45465
                                                               497    35345 SH       OTHER   1,2,3                    35345
Bank Amer Corp                 COM              060505104      670    50217 SH       SOLE                    50217
                                                               775    58086 SH       OTHER   1,2,3                    58086
Bristol Myers Squibb           COM              110122108      851    32125 SH       SOLE                    32125
                                                               926    34956 SH       OTHER   1,2,3                    34956
Brookfield Infr Prt Lp Lp Int  COM              G16252101      633    30065 SH       SOLE                    30065
CVS Corp                       COM              126650100     1915    55090 SH       SOLE                    55090
                                                              1421    40874 SH       OTHER   1,2,3                    40874
Cablevision Sys Cl A           COM              12686C109      846    25000 SH       SOLE                    25000
Carnival Corporation           COM              143658300     1245    27005 SH       SOLE                    27005
                                                              1101    23888 SH       OTHER   1,2,3                    23888
Cephalon Inc                   COM              156708109     1456    23590 SH       SOLE                    23590
                                                              1113    18025 SH       OTHER   1,2,3                    18025
Chevron Corp                   COM              166764100     2400    26305 SH       SOLE                    26305
                                                              2103    23048 SH       OTHER   1,2,3                    23048
Christopher & Banks Cp         COM              171046105      422    68620 SH       SOLE                    68620
                                                               365    59350 SH       OTHER   1,2,3                    59350
Cisco Systems Inc              COM              17275R102     1005    49660 SH       SOLE                    49660
                                                               951    46990 SH       OTHER   1,2,3                    46990
Colgate-Palmolive Co           COM              194162103      558     6945 SH       SOLE                     6945
                                                               518     6450 SH       OTHER   1,2,3                     6450
Comcast Corp New Cl A          COM              20030N101     1816    82670 SH       SOLE                    82670
                                                              1602    72901 SH       OTHER   1,2,3                    72901
Computer Sciences              COM              205363104     1469    29615 SH       SOLE                    29615
                                                              1217    24537 SH       OTHER   1,2,3                    24537
Comtech Telecommunicat         COM              205826209      201     7230 SH       SOLE                     7230
                                                               269     9695 SH       OTHER   1,2,3                     9695
Conagra Foods Inc              COM              205887102      702    31105 SH       SOLE                    31105
                                                               591    26153 SH       OTHER   1,2,3                    26153
Conocophillips                 COM              20825C104      339     4976 SH       SOLE                     4976
                                                               220     3235 SH       OTHER   1,2,3                     3235
Crusader Energy Group Inc      COM              228834107        0    95000 SH       SOLE                    95000
El Paso Pipeline Ptnrs Com Uni COM              283702108      748    22355 SH       SOLE                    22355
Electronics For Imagng         COM              286082102      609    42575 SH       SOLE                    42575
                                                               532    37170 SH       OTHER   1,2,3                    37170
Encana Corp                    COM              292505104      535    18385 SH       SOLE                    18385
                                                               465    15978 SH       OTHER   1,2,3                    15978
Entergy Corp New Com           COM              29364G103     2130    30071 SH       SOLE                    30071
                                                              1622    22904 SH       OTHER   1,2,3                    22904
Erie Indemnity Class B         COM              29530P201   367680     2340 SH       OTHER                             2340
Exxon Mobil                    COM              30231G102     1118    15296 SH       SOLE                    15296
                                                               863    11807 SH       OTHER   1,2,3                    11807
Forest Laboratories Inc        COM              345838106      591    18480 SH       SOLE                    18480
                                                               719    22490 SH       OTHER   1,2,3                    22490
Freeport-Mcmoran Cop&g Cl B    COM              35671D857      233     1940 SH       SOLE                     1940
                                                                34      280 SH       OTHER   1,2,3                      280
Frontier Communication Com     COM              35906A108      158    16214 SH       SOLE                    16214
                                                               142    14589 SH       OTHER   1,2,3                    14589
Gilead Sciences Inc            COM              375558103     1494    41230 SH       SOLE                    41230
                                                              1311    36172 SH       OTHER   1,2,3                    36172
Goldman Sachs                  COM              38141G104     1974    11737 SH       SOLE                    11737
                                                              1681     9999 SH       OTHER   1,2,3                     9999
Hot Topic Inc Com              COM              441339108      417    66290 SH       SOLE                    66290
                                                               347    55222 SH       OTHER   1,2,3                    55222
Integrated Device Tech         COM              458118106     2465   370192 SH       SOLE                   370192
                                                              2018   302928 SH       OTHER   1,2,3                   302928
J P Morgan Chase               COM              46625H100     1843    43437 SH       SOLE                    43437
                                                              2174    51239 SH       OTHER   1,2,3                    51239
Johnson & Johnson              COM              478160104      633    10230 SH       SOLE                    10230
                                                               680    10987 SH       OTHER   1,2,3                    10987
Kohl's Corp                    COM              500255104      893    16440 SH       SOLE                    16440
                                                              1100    20235 SH       OTHER   1,2,3                    20235
Kroger Co                      COM              501044101     2121    94879 SH       SOLE                    94879
                                                              2431   108723 SH       OTHER   1,2,3                   108723
Lilly Eli & Co                 COM              532457108     2422    69133 SH       SOLE                    69133
                                                              2183    62304 SH       OTHER   1,2,3                    62304
Loews Corp                     COM              540424108     1787    45923 SH       SOLE                    45923
                                                              1661    42685 SH       OTHER   1,2,3                    42685
Lowe's Companies Inc           COM              548661107      696    27735 SH       SOLE                    27735
                                                               591    23550 SH       OTHER   1,2,3                    23550
Magellan Midstream             COM              559080106      737    13040 SH       SOLE                    13040
Marathon Oil                   COM              565849106     2356    63621 SH       SOLE                    63621
                                                              2045    55238 SH       OTHER   1,2,3                    55238
Medtronic Inc                  COM              585055106     1109    29890 SH       SOLE                    29890
                                                               959    25855 SH       OTHER   1,2,3                    25855
Merck & Co Inc                 COM              58933y105      949    26333 SH       SOLE                    26333
                                                               887    24601 SH       OTHER   1,2,3                    24601
Microsoft Corp                 COM              594918104     1688    60485 SH       SOLE                    60485
                                                              1633    58492 SH       OTHER   1,2,3                    58492
Morgan Stanley                 COM              617446448      795    29229 SH       SOLE                    29229
                                                               790    29032 SH       OTHER   1,2,3                    29032
Norfolk Southern               COM              655844108     1417    22560 SH       SOLE                    22560
                                                               934    14866 SH       OTHER   1,2,3                    14866
Partnerre Ltd                  COM              G6852T105     4020    50036 SH       SOLE                    50036
                                                              3557    44270 SH       OTHER   1,2,3                    44270
PepsiCo Inc                    COM              713448108      631     9653 SH       SOLE                     9653
                                                               620     9487 SH       OTHER   1,2,3                     9487
Petrohawk Energy Corp          COM              716495106      228    12500 SH       SOLE                    12500
Pfizer Inc                     COM              717081103     1093    62443 SH       SOLE                    62443
                                                              1048    59829 SH       OTHER   1,2,3                    59829
Qualcomm Inc                   COM              747525103      625    12635 SH       SOLE                    12635
                                                               515    10400 SH       OTHER   1,2,3                    10400
Raytheon Co (New)              COM              755111507     1694    36550 SH       SOLE                    36550
                                                              1516    32715 SH       OTHER   1,2,3                    32715
Seacor Holdings, Inc.          COM              811904101      508     5030 SH       SOLE                     5030
                                                               759     7513 SH       OTHER   1,2,3                     7513
Seagate Tech Hldgs             COM              G7945M107      894    59485 SH       SOLE                    59485
                                                               818    54447 SH       OTHER   1,2,3                    54447
Southwest Airlines Co          COM              844741108      458    35270 SH       SOLE                    35270
                                                               465    35800 SH       OTHER   1,2,3                    35800
Steel Dynamics Inc             COM              858119100     1058    57825 SH       SOLE                    57825
                                                               921    50341 SH       OTHER   1,2,3                    50341
Suburban Propane Ptrs          COM              864482104      753    13420 SH       SOLE                    13420
TC Pipelines Lp                COM              87233Q108      522    10040 SH       SOLE                    10040
Time Warner Cable Inc Com      COM              88732J207     1917    29028 SH       SOLE                    29028
                                                              1246    18875 SH       OTHER   1,2,3                    18875
Travelers Companies            COM              89417e109     1664    29865 SH       SOLE                    29865
                                                              1356    24340 SH       OTHER   1,2,3                    24340
Trinity Industries Inc         COM              896522109      591    22205 SH       SOLE                    22205
                                                               638    23983 SH       OTHER   1,2,3                    23983
UnitedHealth Group Inc         COM              91324P102      595    16465 SH       SOLE                    16465
                                                               840    23257 SH       OTHER   1,2,3                    23257
Unum Group                     COM              91529Y106     1277    52745 SH       SOLE                    52745
                                                               944    38980 SH       OTHER   1,2,3                    38980
Verizon Comm                   COM              92343V104     1740    48634 SH       SOLE                    48634
                                                              1474    41187 SH       OTHER   1,2,3                    41187
Wal-Mart Stores Inc            COM              931142103     1563    28977 SH       SOLE                    28977
                                                              1599    29646 SH       OTHER   1,2,3                    29646
Walgreen Co                    COM              931422109     1254    32188 SH       SOLE                    32188
                                                              1121    28780 SH       OTHER   1,2,3                    28780
Wellpoint Inc Com              COM              94973V107      973    17120 SH       SOLE                    17120
                                                               816    14350 SH       OTHER   1,2,3                    14350
Wells Fargo & Co               COM              949746101      418    13480 SH       SOLE                    13480
                                                               329    10620 SH       OTHER   1,2,3                    10620
Western Gas Partnrs Lp Com Uni COM              958254104      717    23675 SH       SOLE                    23675
Williams Partners L P Com Unit COM              96950f104      661    14179 SH       SOLE                    14179
Yahoo! Inc                     COM              984332106     1028    61800 SH       SOLE                    61800
                                                               827    49708 SH       OTHER   1,2,3                    49708
ADR BP PLC                     ADR              055622104      539    12192 SH       SOLE                    12192
                                                               418     9455 SH       OTHER   1,2,3                     9455
ADR Royal Dutch Shell Plc Spon ADR              780259206     1115    16703 SH       SOLE                    16703
                                                                15      225 SH       OTHER                              225
H&Q Healthcare Fd Sh Ben Int                    404052102      916    68535 SH       SOLE                    68535
H&Q Life Sciences Invs Sh Ben                   404053100      787    73097 SH       SOLE                    73097
IBB/iShares Tr Nasdq Bio Indx                   464287556      412     4415 SH       SOLE                     4415
Powershares Glb ETF Fd S&P 500                  73936G308     3326   159218 SH       SOLE                   159218
Royce Micro-Cap Tr Inc Com                      780915104      713    72749 SH       SOLE                    72749
SPDR Gold Trust                                 78463V107      314     2267 SH       SOLE                     2267
SPDR Trust Series 1                             78462F103     9477    75365 SH       SOLE                    75365
                                                                98      782 SH       OTHER   1,2,3                      782
Select Sector SPDR Tr SBI Int-                  81369Y803      397    15780 SH       SOLE                    15780
iShares Russell 2000 Growth                     464287648     3480    39806 SH       SOLE                    39806
BlackRock Credit Alloc Income                   09255H105     1134   115407 SH       SOLE                   115407
MFS Multimarket Income Sh Ben                   552737108      250    36300 SH       SOLE                    36300
Powershares BAB ETF                             73937B407     3184   126961 SH       SOLE                   126961
                                                                24      963 SH       OTHER                              963
SPDR Series Trust Lehmn Intl E                  78464A516      951    16263 SH       SOLE                    16263
iShares Barclays 1-3 Yr Tsy Bd                  464287457      813     9682 SH       SOLE                     9682
iShares Barclays Aggregate Bon                  464287226     8229    77814 SH       SOLE                    77814
iShares Tr Barclys 1-3yr Cr                     464288646     2073    19880 SH       SOLE                    19880
Japan Equity Fd Inc Com                         471057109     1093   178588 SH       SOLE                   178588
Market Vectors ETF Tr Russia                    57060U506      222     5845 SH       SOLE                     5845
Morgan Stanley Eastern Europe                   616988101      356    18800 SH       SOLE                    18800
SPDR Index Shs Fds Russ Nom Sc                  78463x822      473    10975 SH       SOLE                    10975
Vanguard Intl Eqty Idx Emr Mkt                  922042858     2265    47049 SH       SOLE                    47049
                                                                13      266 SH       OTHER                              266
Vanguard Tax-Managed Europe Pa                  921943858     1097    30335 SH       SOLE                    30335
Wisdomtree Trust Jp Smallcp Di                  97717w836      245     5550 SH       SOLE                     5550
iShares Inc MSCI Japan                          464286848     1778   162990 SH       SOLE                   162990
iShares MSCI EAFE                               464287465    43684   750325 SH       SOLE                   750325
                                                               831    14278 SH       OTHER                            14278
iShares MSCI EMRG                               464287234     1935    40606 SH       SOLE                    40606
                                                                63     1318 SH       OTHER                             1318
iShares Tr MSCI EAFE Value Ind                  464288877      469     9240 SH       SOLE                     9240